Transamerica Asset Allocation – Conservative Portfolio

SCHEDULE OF INVESTMENTS

At July 31, 2020

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 100.1%
International Alternative Fund - 0.0% (A)
Transamerica Global Allocation Liquidating Trust (B) (C) (D) (E)	1,340	$ 4,790

International Equity Funds - 14.9%
Transamerica Emerging Markets Equity (C)	1,312,235	13,476,655
Transamerica Emerging Markets Opportunities (B) (C)	1,685,434	16,399,276
Transamerica International Equity (C)	1,844,574	29,900,548
Transamerica International Growth (C)	3,344,919	26,257,614
Transamerica International Small Cap Value (C)	602,269	7,052,564
Transamerica International Stock (C)	1,476,014	13,210,328

		106,296,985

International Fixed Income Funds - 7.0%
Transamerica Emerging Markets Debt (C)	2,104,772	22,247,436
Transamerica Inflation Opportunities (C)	2,558,508	27,938,911

		50,186,347

U.S. Alternative Fund - 1.5%
Transamerica Event Driven (C)	935,358	10,466,652

U.S. Equity Funds - 21.6%
Transamerica Capital Growth (C)	1,624,985	31,865,953
Transamerica Dividend Focused (C)	4,850,911	34,004,889
Transamerica Large Cap Value (C)	3,023,286	27,784,002
Transamerica Mid Cap Growth (C)	750,570	9,051,869
Transamerica Mid Cap Value (C)	446,619	4,640,368

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Equity Funds (continued)
Transamerica Mid Cap Value Opportunities (C)	219,296	$ 2,162,260
Transamerica Small Cap Growth (C)	688,432	4,956,711
Transamerica Small Cap Value (C)	626,557	4,899,673
Transamerica Small Company Growth Liquidating Trust (B) (C) (D) (E)	1,529	1,073
Transamerica US Growth (C)	1,321,348	34,645,752

		154,012,550

U.S. Fixed Income Funds - 53.5%
Transamerica Bond (C)	1,383,500	13,447,620
Transamerica Core Bond (C)	8,747,747	94,125,757
Transamerica Intermediate Bond (C)	5,938,931	65,506,408
Transamerica Short-Term Bond (C)	5,601,149	56,683,628
Transamerica Total Return (C)	13,667,112	151,294,932

		381,058,345

U.S. Mixed Allocation Fund - 1.6%
Transamerica MLP & Energy Income (C)	2,335,356	11,536,661

Total Investment Companies (Cost $652,453,202)		713,562,330

Total Investments (Cost $652,453,202)		713,562,330
Net Other Assets (Liabilities) - (0.1)%		(512,972)

Net Assets - 100.0%		$ 713,049,358

INVESTMENT VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$713,556,467	$—	$—	$713,556,467

Total	$713,556,467	$—	$—	$713,556,467

Investment Companies Measured at Net Asset Value (E)				5,863

Total Investments				$713,562,330

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Asset Allocation – Conservative Portfolio

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Non-income producing securities.
(C)	Affiliated investment in the Class I2 shares of Transamerica Funds, and liquidating trusts of former Transamerica Funds. The Fund’s transactions and earnings are as follows:

Affiliated Investments	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value July 31, 2020	Shares as of July 31, 2020	Dividend Income	Net Capital Gain Distributions
Transamerica Bond	$15,326,725	$371,784	$(2,561,717)	$(36,995)	$347,823	$13,447,620	1,383,500	$326,212	$—
Transamerica Capital Growth	22,292,697	7,098,496	(11,119,088)	3,665,696	9,928,152	31,865,953	1,624,985	—	4,453,020
Transamerica Core Bond	101,392,071	7,390,456	(19,018,662)	(177,130)	4,539,022	94,125,757	8,747,747	2,085,959	—
Transamerica Dividend Focused	30,261,321	14,889,945	(3,420,792)	(684,127)	(7,041,458)	34,004,889	4,850,911	739,417	3,168,490
Transamerica Emerging Markets Debt	26,082,827	769,425	(4,349,483)	(369,231)	113,898	22,247,436	2,104,772	689,130	—
Transamerica Emerging Markets Equity	31,369,139	1,682,219	(20,553,078)	(1,745,496)	2,723,871	13,476,655	1,312,235	846,700	—
Transamerica Emerging Markets Opportunities	—	16,417,548	(6,039)	(283)	(11,950)	16,399,276	1,685,434	—	—
Transamerica Event Driven	11,030,342	78,857	(1,355,128)	40,501	672,080	10,466,652	935,358	46,088	—
Transamerica Floating Rate	8,302,690	32,752	(8,327,528)	(290,760)	282,846	—	—	44,285	—
Transamerica Global Allocation Liquidating Trust	5,067	—	—	—	(277)	4,790	1,340	—	—
Transamerica Global Multifactor Macro	7,398,044	166,659	(7,599,534)	(538,221)	573,052	—	—	166,158	—
Transamerica Inflation Opportunities	31,556,645	305,856	(5,327,492)	50,217	1,353,685	27,938,911	2,558,508	211,239	—
Transamerica Intermediate Bond	70,173,524	4,859,419	(12,620,831)	193,173	2,901,123	65,506,408	5,938,931	1,183,440	—
Transamerica International Equity	34,004,936	2,634,765	(3,948,742)	(501,071)	(2,289,340)	29,900,548	1,844,574	969,351	—
Transamerica International Growth	25,394,176	1,801,615	(2,397,788)	(381,924)	1,841,535	26,257,614	3,344,919	496,842	—
Transamerica International Small Cap Value	7,795,191	573,441	(861,647)	(61,493)	(392,928)	7,052,564	602,269	181,609	—
Transamerica International Stock	12,077,821	1,845,828	(2,745)	(271)	(710,305)	13,210,328	1,476,014	16,352	—
Transamerica Large Cap Value	22,382,231	11,182,675	(2,675,860)	(249,374)	(2,855,670)	27,784,002	3,023,286	355,027	606,101
Transamerica Managed Futures Strategy	16,061,485	606,407	(16,120,169)	(5,081,000)	4,533,277	—	—	605,261	—
Transamerica Mid Cap Growth	458,884	6,981,457	(1,805)	168	1,613,165	9,051,869	750,570	—	7,896
Transamerica Mid Cap Value	5,310,874	940,690	(610,239)	(54,875)	(946,082)	4,640,368	446,619	62,008	417,917
Transamerica Mid Cap Value Opportunities	2,477,565	308,977	(287,163)	(20,472)	(316,647)	2,162,260	219,296	27,684	70,253
Transamerica MLP & Energy Income	14,696,294	1,694,672	(2,450,299)	(535,469)	(1,868,537)	11,536,661	2,335,356	603,170	—
Transamerica Short-Term Bond	57,274,341	9,622,505	(10,035,568)	(182,797)	5,147	56,683,628	5,601,149	1,111,572	—
Transamerica Small Cap Core	2,357,703	214,709	(2,282,790)	(323,490)	33,868	—	—	25,231	—
Transamerica Small Cap Growth	1,551,707	2,882,209	(185,385)	(10,032)	718,212	4,956,711	688,432	—	101,477
Transamerica Small Cap Value	2,364,132	2,909,241	(275,002)	(33,923)	(64,775)	4,899,673	626,557	49,255	49,138
Transamerica Small Company Growth Liquidating Trust	951	—	—	—	122	1,073	1,529	—	—
Transamerica Total Return	160,804,328	12,398,844	(28,133,411)	368,541	5,856,630	151,294,932	13,667,112	4,014,701	—
Transamerica US Growth	34,202,937	6,446,170	(12,320,361)	1,735,386	4,581,620	34,645,752	1,321,348	115,970	2,591,774

Total	$754,406,648	$117,107,621	$(178,848,346)	$(5,224,752)	$26,121,159	$713,562,330	67,092,751	$14,972,661	$11,466,066

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Asset Allocation – Conservative Portfolio

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS (continued):

(D)	Restricted securities. At July 31, 2020, the value of such securities held by the Fund are as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Investment Companies	Transamerica Global Allocation Liquidating Trust	07/31/2014	$13,784	$4,790	0.0	%(A)
Investment Companies	Transamerica Small Company Growth Liquidating Trust	10/26/2012	15,291	1,073	0.0	(A)

Total			$29,075	$5,863	0.0	%(A)

(E)	Certain investments are measured at fair value using the net asset value per share, or its equivalent, practical expedient and have not been classified in the fair value levels. The fair value amount presented is intended to permit reconciliation to the Total Investments amount presented within the Schedule of Investments.
(F)	There were no transfers in or out of Level 3 during the period ended July 31, 2020. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica Asset Allocation – Conservative Portfolio

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2020

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2020, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV of the underlying investments as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV of the underlying investments and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Restricted securities: Restricted securities for which quotations are not readily available are valued at fair value. Restricted securities issued by publicly traded companies are generally valued at a discount to similar publicly traded securities. Restricted securities issued by nonpublic entities may be valued by reference to comparable public entities and/or fundamental data relating to the issuer. Depending on the relative significance of observable valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The notes are an integral part of this report. Transamerica Funds	Page 4